INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 115,100
Additions	5,138
Right-of-use assets	4,700
Dispositions	(1,758)
Fair value changes	778
Foreign currency translation and other	493
Fair value, end of period2	$ 119,780
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets		$ 29